CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE (Details Narrative)		12 Months Ended
	Sep. 19, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible Debentures				$ 3,729,921	$ 4,988,292
Interest rate				12.00%		12.00%
Borrowings, interest rate, monthly payable				1.00%		1.00%
Payments for debt issue costs				$ 377,072	$ 499,462
Unsecured Convertible Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Convertible Debentures				$ 10,500,000
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Conversion of debt price per share | $ / shares						$ 4.00
Number of debt converted, shares | shares		1,119,750	123,500	1,245,750	1,245,750
Conversion of debt description				Each unit will consist of one common share and one common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one common share of the Company at a price of CAD$5.00 per share for a period of four years from the date upon which the convertible debenture is issued.	Each unit will consist of one common share and one common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one common share of the Company at a price of CAD$5.00 per share for a period of four years from the date upon which the convertible debenture is issued.
Number of debt converted, value		$ 3,571,342	$ 369,545
Repayment of borrowing	$ 7,886
Convertible Debentures [Member] | Board of Directors and Senior Management Team [Member]
IfrsStatementLineItems [Line Items]
Subscription of debt, percent				14.30%		14.30%
Subscription of debt amount				$ 535,000		$ 710,000
Convertible Debentures [Member] | IBK Capital [Member]
IfrsStatementLineItems [Line Items]
Subscription of debt, percent				4.00%		4.00%
Subscription of debt amount				$ 146,000		$ 200,000
Convertible Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt discount rates				29.71%		29.71%
Convertible Debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt discount rates				28.74%		28.74%